SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) segment ¥ / shares	Dec. 31, 2025 USD ($) segment $ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2025 USD ($)
Significant accounting policies
Net Income (Loss)	¥ (251,842)	$ (36,013)	¥ 183,200		¥ (2,643,836)
Basic earning per share | (per share)	¥ (0.16)	$ (0.02)	¥ 0.11		¥ (2.93)
Diluted earning per share | (per share)	¥ (0.16)	$ (0.02)	¥ 0.02		¥ (2.93)
Depreciation expense	¥ 1,956,041		¥ 1,468,100		¥ 1,663,932
Internal use software development costs, Amount capitalized	¥ 12,476		11,919		16,195
Percentage of interest in limited partnerships applies the equity method of accounting	3.00%	3.00%
Impairment losses pursuant to the goodwill tests					1,364,191
Deferred revenue	¥ 138,671		87,830			$ 19,830
Advertising expense	9,774		9,364		9,826
Reduction of depreciation expense	¥ 58,711		¥ 13,504		8,477
Number of operating segments | segment	1	1
Number of reportable segments | segment	1	1
VAT payers	13	13	6	6
Change in useful lives
Significant accounting policies
Net Income (Loss) | $				$ 292,800
Basic earning per share | ¥ / shares	¥ 0.18
Diluted earning per share | ¥ / shares	¥ 0.17
Depreciation expense | $				$ 389,700
Hosting and related services
Significant accounting policies
Deferred revenue			¥ 87,830		95,477
Contract with customer liability revenue recognized	¥ 72,822		70,912
Cloud services
Significant accounting policies
Deferred revenue	4,974		6,263		¥ 13,716
Contract with customer liability revenue recognized	¥ 6,263		¥ 13,716
Minimum | Change in useful lives
Significant accounting policies
Property and equipment, estimated useful life (in years)	3 years					3 years
Minimum | Data center Property And Equipment
Significant accounting policies
Property and equipment, estimated useful life (in years)	2 years					2 years
Maximum
Significant accounting policies
Official exchange rate of foreign currency remeasured (RMB per one U.S. dollar)	6.9931					6.9931
Maximum | Change in useful lives
Significant accounting policies
Property and equipment, estimated useful life (in years)	15 years					15 years
Maximum | Data center Property And Equipment
Significant accounting policies
Property and equipment, estimated useful life (in years)	10 years					10 years